FEDERATED FIXED INCOME SECURITIES, INC.

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

NOVEMBER 27, 2013

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE: FEDERATED FIXED INCOME SECURITIES, INC. (the “Corporation”)

Federated Municipal Ultrashort Fund

Class A Shares

Institutional Shares

(the “Fund”)

1933 Act File No. 33-43472

1940 Act File No. 811-6447

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Corporation, with respect to the Fund, hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated November 30, 2013, that would have been filed under Rule 497(c), do not differ from the forms of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Corporation. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 67 on November 25, 2013.

If you have any questions regarding this certification, please contact me at (412) 288-1484.

Very truly yours,

/s/ Timothy S. Johnson

Timothy S. Johnson

Assistant Secretary